5. FINANCIAL RISK MANAGEMENT (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other non-derivative financial liabilities
Trade payables due to related parties	$ 292,555	$ 319,601
Derivative financial liabilities
Total	484,964,135	662,414,800
Carrying amount
Other non-derivative financial liabilities
Bank borrowings	139,917,345	106,463,145
Obligations with the public	121,404,578	132,608,608
Trade and other payables	120,753,782	118,611,533
Trade payables due to related parties	7,654,334	5,575,972
Subtotal	389,730,039	363,259,258
Derivative financial liabilities
Hedging liabilities	6,387,551	9,603,587
Non-hedging liabilities	55,759	2,315,741
Subtotal	6,443,309	11,919,328
Total	396,173,348	375,178,586
Less than 1 year
Other non-derivative financial liabilities
Bank borrowings	112,021,591	16,748,232
Obligations with the public	25,446,685	76,033,087
Trade and other payables	120,753,782	118,611,533
Trade payables due to related parties	7,361,779	5,256,371
Subtotal	265,583,837	216,649,223
Derivative financial liabilities
Hedging liabilities	3,257,209	5,630,537
Non-hedging liabilities	55,759	2,315,741
Subtotal	3,312,968	7,946,278
Total	268,896,805	224,595,501
1 to 3 years
Other non-derivative financial liabilities
Bank borrowings	29,758,381	36,303,400
Obligations with the public	22,732,000	27,326,051
Trade and other payables	0	0
Trade payables due to related parties	292,555	319,601
Subtotal	52,782,936	63,949,052
Derivative financial liabilities
Hedging liabilities	1,502,723	3,968,122
Non-hedging liabilities	0	0
Subtotal	1,502,723	3,968,122
Total	54,285,659	67,917,174
3 to 5 years
Other non-derivative financial liabilities
Bank borrowings	656,469	13,185,618
Obligations with the public	4,311,722	0
Trade and other payables	0	0
Trade payables due to related parties	0	0
Subtotal	4,968,191	13,185,618
Derivative financial liabilities
Hedging liabilities	1,627,619	4,929
Non-hedging liabilities	0	0
Subtotal	1,627,619	4,929
Total	6,595,810	13,190,547
More than 5 years
Other non-derivative financial liabilities
Bank borrowings	594,158	110,199,480
Obligations with the public	109,926,397	0
Trade and other payables	0	0
Trade payables due to related parties	0	0
Subtotal	110,520,555	110,199,480
Derivative financial liabilities
Hedging liabilities	0	0
Non-hedging liabilities	0	0
Subtotal	0	0
Total	$ 110,520,555	$ 110,199,480